Segment and Corporate Information - Segment Activities Calc2 (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenue Table
Revenue	€ 3,975,629,000	€ 4,548,120,000
Revenue external customers	€ 3,975,629,000	€ 4,548,120,000